Equity (Details)			12 Months Ended
		Dec. 19, 2022 $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares		Jun. 30, 2024 USD ($)		Jun. 30, 2023 HKD ($) $ / shares shares	Jun. 30, 2022 HKD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 $ / shares
Equity [Line Items]
Ordinary shares issued (in Shares) | shares			16,000,000	[1]			16,000,000		16,000,000	[1]
Price per share (in Dollars per share)	[1]								$ 0.000625
Shares issued percentage			50.00%						50.00%
Dividends declared			$ 9,384,000		$ 1,201,798		$ 13,825,353	$ 14,407,426
Dividends paid			$ 9,461,001		$ 1,211,660		$ 9,884,032	$ 18,924,782
Dividend per share | (per share)			$ 0.59				$ 0.86	$ 0.90	$ 0.08		$ 0.86
Dividend Payable			$ 5,865,364				$ 5,942,366		$ 751,170
Subscription receivable (in Dollars)			$ 77,630				$ 77,630		$ 10,000
Ordinary shares, shares authorized			Unlimited	[1]	Unlimited	[1]	Unlimited
Split ratio			1,600:1		1,600:1
Common Stock [Member]
Equity [Line Items]
Ordinary shares issued (in Shares) | shares			16,000,000						16,000,000
Price per share (in Dollars per share)									$ 0.000625
Ordinary shares, shares authorized (in Shares) | shares		50,000
Ordinary shares, shares authorized		Unlimited
Maximum [Member] | Common Stock [Member]
Equity [Line Items]
Price per share (in Dollars per share)		$ 1
Minimum [Member] | Common Stock [Member]
Equity [Line Items]
Price per share (in Dollars per share)		$ 0.000625

[1]	Giving retroactive effect to the 1,600 for 1 share split effected on December 19, 2022.